Subsequent Events - Narrative (Details)							12 Months Ended
	May 15, 2024	Aug. 08, 2023	Jun. 30, 2023 USD ($) transaction	Mar. 31, 2023 USD ($) shares	Mar. 13, 2023	Feb. 01, 2023	Dec. 31, 2022 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Working Capital Promissory Notes
Segment Reporting Information [Line Items]
Outstanding advance							$ 46,790,000		$ 0
Working Capital Promissory Notes | BTO Urban Holdings And Libman Family Holdings, LLC
Segment Reporting Information [Line Items]
Outstanding advance							$ 50,000,000
Interest rate (in percent)							6.50%
Subsequent Event | Incenter Investments LLC
Segment Reporting Information [Line Items]
Number of transactions | transaction			2
Consideration received on transaction			$ 17,500,000
Cash proceeds received from transaction			4,800,000
Notes receivable from sale			$ 12,700,000
Subsequent Event | American Advisors Group (AAG)
Segment Reporting Information [Line Items]
Total consideration transferred				$ 215,400,000
Subsequent Event | Working Capital Promissory Notes | BTO Urban Holdings And Libman Family Holdings, LLC
Segment Reporting Information [Line Items]
Outstanding advance								$ 60,000,000
Interest rate (in percent)		10.00%			6.50%
Subsequent Event | Working Capital Promissory Notes | BTO Urban Holdings And Libman Family Holdings, LLC | Forecast
Segment Reporting Information [Line Items]
Interest rate (in percent)	15.00%
Subsequent Event | Stock Purchase Agreement | Blackstone Investor and BL Investor | Class A Common Stock
Segment Reporting Information [Line Items]
Numbers of shares purchased by investors | shares				21,739,132
Aggregate purchase price of shares purchased by investors				$ 30,000,000
ANTIC Capital Stock | Subsequent Event | Incenter
Segment Reporting Information [Line Items]
Sale of stock, percentage of ownership before transaction						100.00%